Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Disclosure of details of inventories

($ millions)	2021	2020
Raw material, consumables	336	278
Work in progress	169	136
Finished products	1,394	1,230
Total inventories	1,899	1,644